Distribution Date:	06/17/25	JPMBB Commercial Mortgage Securities Trust 2015-C29
Determination Date:	06/11/25
Next Distribution Date:	07/17/25
Record Date:	05/30/25	Commercial Mortgage Pass-Through Certificates
Series 2015-C29

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Additional Information	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Balances	8		askmidlandls.com	(913) 253-9000
Current Mortgage Loan and Property Stratification	9-13		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 1)	14	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	15		Attention: Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	16		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	21-22		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	23		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46644RAW5	1.625500%	48,951,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46644RAX3	2.921300%	212,993,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A1	46644RAY1	3.342300%	60,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A2	46644RAA3	3.342300%	75,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46644RAZ8	3.610800%	223,062,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	46644RBA2	3.304400%	69,138,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46644RBD6	3.916600%	63,992,000.00	36,107,279.77	36,107,279.77	117,848.14	0.00	0.00	36,225,127.91	0.00	0.00%	23.50%
B	46644RBE4	4.118000%	54,147,000.00	54,147,000.00	10,994,045.98	185,814.46	0.00	0.00	11,179,860.44	43,152,954.02	71.46%	18.00%
C	46644RBF1	4.405060%	44,302,000.00	44,302,000.00	0.00	162,627.47	0.00	0.00	162,627.47	44,302,000.00	42.16%	13.50%
D	46644RBH7	3.905060%	52,916,000.00	52,916,000.00	0.00	172,200.12	0.00	0.00	172,200.12	52,916,000.00	7.16%	8.12%
E*	46644RAN5	3.900000%	20,920,000.00	10,827,634.53	0.00	767.02	0.00	0.00	767.02	10,827,634.53	0.00%	6.00%
F	46644RAQ8	3.900000%	11,076,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	4.87%
NR	46644RAS4	3.900000%	47,993,856.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46644RAU9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			984,490,857.00	198,299,914.30	47,101,325.75	639,257.21	0.00	0.00	47,740,582.96	151,198,588.55

X-A	46644RBB0	0.488460%	753,136,000.00	36,107,279.77	0.00	14,697.46	0.00	0.00	14,697.46	0.00
X-B	46644RBC8	0.287060%	54,147,000.00	54,147,000.00	0.00	12,952.86	0.00	0.00	12,952.86	43,152,954.02
X-C	46644RAC9	0.000000%	44,302,000.00	44,302,000.00	0.00	0.00	0.00	0.00	0.00	44,302,000.00
X-D	46644RAE5	0.500000%	52,916,000.00	52,916,000.00	0.00	22,048.33	0.00	0.00	22,048.33	52,916,000.00
X-E	46644RAG0	0.505060%	20,920,000.00	10,827,634.53	0.00	4,557.17	0.00	0.00	4,557.17	10,827,634.53
X-F	46644RAJ4	4.405060%	11,076,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-NR	46644RAL9	4.405060%	47,993,856.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			984,490,856.00	198,299,914.30	0.00	54,255.82	0.00	0.00	54,255.82	151,198,588.55

Deal Distribution Total					47,101,325.75	693,513.03	0.00	0.00	47,794,838.78

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46644RAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46644RAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A1	46644RAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A2	46644RAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46644RAZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	46644RBA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46644RBD6	564.24677725	564.24677725	1.84160739	0.00000000	0.00000000	0.00000000	0.00000000	566.08838464	0.00000000
B	46644RBE4	1,000.00000000	203.04072211	3.43166676	0.00000000	0.00000000	0.00000000	0.00000000	206.47238887	796.95927789
C	46644RBF1	1,000.00000000	0.00000000	3.67088326	0.00000000	0.00000000	0.00000000	0.00000000	3.67088326	1,000.00000000
D	46644RBH7	1,000.00000000	0.00000000	3.25421649	0.00000000	0.00000000	0.00000000	0.00000000	3.25421649	1,000.00000000
E	46644RAN5	517.57335229	0.00000000	0.03666444	1.64544885	3.13140535	0.00000000	0.00000000	0.03666444	517.57335229
F	46644RAQ8	0.00000000	0.00000000	0.00000000	0.00000000	28.05414410	0.00000000	0.00000000	0.00000000	0.00000000
NR	46644RAS4	0.00000000	0.00000000	0.00000000	0.00000000	85.35054549	0.00000000	0.00000000	0.00000000	0.00000000
R	46644RAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46644RBB0	47.94257580	0.00000000	0.01951501	0.00000000	0.00000000	0.00000000	0.00000000	0.01951501	0.00000000
X-B	46644RBC8	1,000.00000000	0.00000000	0.23921658	0.00000000	0.00000000	0.00000000	0.00000000	0.23921658	796.95927789
X-C	46644RAC9	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46644RAE5	1,000.00000000	0.00000000	0.41666660	0.00000000	0.00000000	0.00000000	0.00000000	0.41666660	1,000.00000000
X-E	46644RAG0	517.57335229	0.00000000	0.21783795	0.00000000	0.00000000	0.00000000	0.00000000	0.21783795	517.57335229
X-F	46644RAJ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-NR	46644RAL9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	05/01/25 - 05/30/25	30	0.00	14,697.46	0.00	14,697.46	0.00	0.00	0.00	14,697.46	0.00
X-B	05/01/25 - 05/30/25	30	0.00	12,952.86	0.00	12,952.86	0.00	0.00	0.00	12,952.86	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	05/01/25 - 05/30/25	30	0.00	22,048.33	0.00	22,048.33	0.00	0.00	0.00	22,048.33	0.00
X-E	05/01/25 - 05/30/25	30	0.00	4,557.17	0.00	4,557.17	0.00	0.00	0.00	4,557.17	0.00
X-F	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-NR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	05/01/25 - 05/30/25	30	0.00	117,848.14	0.00	117,848.14	0.00	0.00	0.00	117,848.14	0.00
B	05/01/25 - 05/30/25	30	0.00	185,814.46	0.00	185,814.46	0.00	0.00	0.00	185,814.46	0.00
C	05/01/25 - 05/30/25	30	0.00	162,627.47	0.00	162,627.47	0.00	0.00	0.00	162,627.47	0.00
D	05/01/25 - 05/30/25	30	0.00	172,200.12	0.00	172,200.12	0.00	0.00	0.00	172,200.12	0.00
E	05/01/25 - 05/30/25	30	31,086.21	35,189.81	0.00	35,189.81	34,422.79	0.00	0.00	767.02	65,509.00
F	N/A	N/A	310,727.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00	310,727.70
NR	N/A	N/A	4,096,301.79	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4,096,301.79
Totals			4,438,115.70	727,935.82	0.00	727,935.82	34,422.79	0.00	0.00	693,513.03	4,472,538.49

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46644RBD6	3.916600%	63,992,000.00	36,107,279.77	36,107,279.77	117,848.14	0.00	0.00	36,225,127.91	0.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46644RBE4	4.118000%	54,147,000.00	54,147,000.00	10,994,045.98	185,814.46	0.00	0.00	11,179,860.44	43,152,954.02
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46644RBF1	4.405060%	44,302,000.00	44,302,000.00	0.00	162,627.47	0.00	0.00	162,627.47	44,302,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			162,441,000.03	134,556,279.77	47,101,325.75	466,290.07	0.00	0.00	47,567,615.82	87,454,954.02

Exchangeable Certificate Details
EC	46644RBG9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 27

	Additional Information
Total Available Distribution Amount (1)	47,794,838.78
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	730,265.15	Master Servicing Fee	1,104.99
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	570.37
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	85.38
ARD Interest	0.00	Senior Trust Advisor Fee	358.59
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	2,329.32
Total Interest Collected	730,265.15

Principal		Expenses/Reimbursements
Scheduled Principal	44,451,325.75	Reimbursement for Interest on Advances	930.19
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	2,650,000.00	Special Servicing Fees (Monthly)	25,555.10
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	7,937.50
Total Principal Collected	47,101,325.75	Total Expenses/Reimbursements	34,422.79

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	693,513.03
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	47,101,325.75
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	47,794,838.78
Total Funds Collected	47,831,590.90	Total Funds Distributed	47,831,590.89

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	198,299,914.30	198,299,914.30	Beginning Certificate Balance	198,299,914.30
(-) Scheduled Principal Collections	44,451,325.75	44,451,325.75	(-) Principal Distributions	47,101,325.75
(-) Unscheduled Principal Collections	2,650,000.00	2,650,000.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	151,198,588.55	151,198,588.55	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	198,879,352.31	198,879,352.31	Ending Certificate Balance	151,198,588.55
Ending Actual Collateral Balance	151,771,253.40	151,771,253.40

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.41%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or lesser	5	28,122,162.75	18.60%	12	4.0708	1.534181	1.35 or lesser	2	60,161,156.53	39.79%	(2)	4.2728	0.565458
10,000,000 to 19,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.36 to 1.45	1	3,451,696.23	2.28%	0	4.2900	1.381400
20,000,000 to 24,999,999		1	23,034,267.57	15.23%	7	4.1800	1.549000	1.46 to 1.55	1	23,034,267.57	15.23%	7	4.1800	1.549000
25,000,000 to 49,999,999		1	44,953,796.94	29.73%	(2)	4.4838	2.204000	1.56 to 1.65	0	0.00	0.00%	0	0.0000	0.000000
	50,000,000 or greater	1	55,088,361.29	36.43%	(2)	4.2500	0.560500	1.66 to 1.80	2	14,404,303.92	9.53%	24	3.8272	1.715342
	Totals	8	151,198,588.55	100.00%	2	4.2755	1.380832	1.81 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
								2.01 or greater	2	50,147,164.30	33.17%	(2)	4.4504	2.185659
								Totals	8	151,198,588.55	100.00%	2	4.2755	1.380832
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	2	13,547,508.06	8.96%	(2)	3.9819	1.854668
							Lodging	1	5,072,795.24	3.36%	(2)	4.5200	0.619300
Georgia	1	3,451,696.23	2.28%	0	4.2900	1.381400
							Mixed Use	1	44,953,796.94	29.73%	(2)	4.4838	2.204000
Indiana	1	5,072,795.24	3.36%	(2)	4.5200	0.619300
							Multi-Family	1	23,034,267.57	15.23%	7	4.1800	1.549000
Louisiana	1	44,953,796.94	29.73%	(2)	4.4838	2.204000
							Office	1	55,088,361.29	36.43%	(2)	4.2500	0.560500
Michigan	1	6,050,163.22	4.00%	59	3.7680	1.670800
							Retail	3	14,695,226.81	9.72%	24	4.0299	1.728672
Texas	1	23,034,267.57	15.23%	7	4.1800	1.549000
							Self Storage	1	8,354,140.70	5.53%	(2)	3.8700	1.747600
Washington, DC	1	55,088,361.29	36.43%	(2)	4.2500	0.560500
							Totals	8	151,198,588.55	100.00%	2	4.2755	1.380832
Totals	8	151,198,588.55	100.00%	2	4.2755	1.380832

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.40000% or lesser	6	101,171,996.37	66.91%	4	4.1707	1.053256	12 months or lesser	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	2	50,026,592.18	33.09%	(2)	4.4874	2.043308	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	0	0.00	0.00%	0	0.0000	0.000000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% or greater	0	0.00	0.00%	0	0.0000	0.000000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	151,198,588.55	100.00%	2	4.2755	1.380832	49 months or greater	8	151,198,588.55	100.00%	2	4.2755	1.380832
								Totals	8	151,198,588.55	100.00%	2	4.2755	1.380832
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or lesser	7	145,148,425.33	96.00%	0	4.2967	1.368745	Interest Only	0	0.00	0.00%	0	0.0000	0.000000
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or lesser	7	145,148,425.33	96.00%	0	4.2967	1.368745
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	145,148,425.33	96.00%	0	4.2967	1.368745	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	7	145,148,425.33	96.00%	0	4.2967	1.368745
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	12 months or lesser	8	151,198,588.55	100.00%	2	4.2755	1.380832	60 months or lesser	1	6,050,163.22	4.00%	59	3.7680	1.670800
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000	61 months to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	151,198,588.55	100.00%	2	4.2755	1.380832	Totals	1	6,050,163.22	4.00%	59	3.7680	1.670800
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	304050001	OF	Washington	DC	Actual/360	4.250%	202,013.10	110,663.89	0.00	N/A	04/01/25	--	55,199,025.18	55,088,361.29	03/01/25
3	304050003	MU	New Orleans	LA	Actual/360	4.484%	173,987.04	108,710.90	0.00	N/A	04/01/25	--	45,062,507.84	44,953,796.94	05/01/25
11	304050011	MF	Corpus Christi	TX	Actual/360	4.180%	83,061.53	41,940.94	0.00	N/A	01/01/26	--	23,076,208.51	23,034,267.57	06/01/25
17	883100381	RT	Seaside	FL	Actual/360	4.150%	65,000.62	18,189,057.43	0.00	N/A	05/06/25	--	18,189,057.43	0.00	06/06/25
20	695100497	MU	Hialeah	FL	Actual/360	4.442%	60,795.57	15,894,036.02	0.00	N/A	06/06/25	--	15,894,036.02	0.00	06/06/25
24	304050024	RT	Dearborn Heights	MI	Actual/360	3.768%	19,926.39	91,111.26	0.00	N/A	05/01/30	--	6,141,274.48	6,050,163.22	06/01/25
30	304050030	SS	South San Francisco CA		Actual/360	3.870%	27,903.80	19,091.31	0.00	N/A	04/05/25	--	8,373,232.01	8,354,140.70	03/05/25
40	304050040	OF	Virginia Beach	VA	Actual/360	4.330%	24,431.11	6,552,334.90	0.00	N/A	06/05/25	--	6,552,334.90	0.00	06/05/25
45	304050045	LO	Fort Wayne	IN	Actual/360	4.520%	19,791.95	12,204.13	0.00	N/A	04/01/25	--	5,084,999.37	5,072,795.24	03/01/25
46	695100480	RT	Santa Clarita	CA	Actual/360	4.162%	18,653.19	11,285.12	0.00	N/A	05/06/25	--	5,204,652.48	5,193,367.36	04/06/25
56	304050056	RT	Brunswick	GA	Actual/360	4.290%	12,782.44	8,471.79	0.00	N/A	06/01/25	--	3,460,168.02	3,451,696.23	05/01/25
58	304050058	MU	Elmhurst	IL	Actual/360	4.380%	12,870.50	3,412,418.06	0.00	N/A	06/05/25	--	3,412,418.06	0.00	06/05/25
62	304050062	RT	Hutto	TX	Actual/360	3.965%	9,047.91	2,650,000.00	0.00	N/A	04/01/25	--	2,650,000.00	0.00	06/01/25
Totals							730,265.15	47,101,325.75	0.00				198,299,914.30	151,198,588.55
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1,734,509.00	535,397.00	01/01/25	03/31/25	--	0.00	0.00	312,222.10	937,324.19	0.00	0.00
3	8,310,800.55	0.00	--	--	--	0.00	0.00	282,503.92	282,503.92	0.00	0.00
11	1,680,827.12	479,644.27	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	4,736,260.91	848,398.60	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,619,654.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,432,965.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	996,000.76	0.00	--	--	--	0.00	0.00	46,926.11	140,878.09	0.00	0.00
40	812,265.81	149,780.14	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	313,143.00	0.00	--	--	--	0.00	0.00	31,954.18	95,923.11	0.00	0.00
46	689,533.00	188,472.42	01/01/25	03/31/25	--	0.00	0.00	29,895.42	59,832.47	0.00	0.00
56	356,034.00	89,008.50	01/01/25	03/31/25	--	0.00	0.00	21,239.33	21,239.33	0.00	0.00
58	538,431.80	118,522.08	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
62	219,823.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	25,440,249.55	2,409,223.01				0.00	0.00	724,741.06	1,537,701.11	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
62	304050062	2,650,000.00	Disposition	0.00	0.00
Totals		2,650,000.00		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,650,000.00	4.275503%	4.059022%	2
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.276602%	4.115752%	2
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	7,436,630.49	4.254625%	4.145814%	3
03/17/25	1	55,425,626.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	22,348,378.97	4.238441%	4.179225%	3
02/18/25	0	0.00	0	0.00	1	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3	25,266,645.04	4.197954%	4.113638%	4
01/17/25	1	55,663,628.19	0	0.00	1	60,000,000.00	1	23,253,147.26	0	0.00	0	0.00	0	0.00	2	6,528,598.36	4.206464%	4.127998%	5
12/17/24	0	0.00	0	0.00	1	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.195484%	4.120948%	6
11/18/24	1	55,886,938.52	0	0.00	1	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.195506%	4.121025%	7
10/18/24	1	55,994,690.50	0	0.00	1	60,000,000.00	1	23,378,863.13	1	0.00	0	0.00	0	0.00	1	3,813,653.48	4.195522%	4.109788%	8
09/17/24	0	0.00	0	0.00	2	76,607,833.01	1	23,422,278.00	1	16,607,833.01	0	0.00	0	0.00	0	0.00	4.205279%	4.112551%	9
08/16/24	1	56,215,592.90	0	0.00	2	76,678,376.04	1	23,462,827.33	1	16,678,376.04	0	0.00	0	0.00	0	0.00	4.205316%	4.112624%	10
07/17/24	0	0.00	0	0.00	2	76,748,646.25	0	0.00	1	16,748,646.25	0	0.00	0	0.00	0	0.00	4.205353%	4.123642%	11
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 27

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	304050001	03/01/25	2	5	312,222.10	937,324.19	1,038.50	55,425,626.65	07/05/24	6
3	304050003	05/01/25	0	5	282,503.92	282,503.92	0.00	45,062,507.84	04/10/25	98
30	304050030	03/05/25	2	5	46,926.11	140,878.09	0.00	8,412,120.90	04/15/25	2
45	304050045	03/01/25	2	5	31,954.18	95,923.11	0.00	5,109,900.97	04/07/25	2
46	695100480	04/06/25	1	5	29,895.42	59,832.47	0.00	5,216,498.24	05/19/25	98
56	304050056	05/01/25	0	5	21,239.33	21,239.33	0.00	3,460,168.02	06/03/25	0
Totals					724,741.06	1,537,701.11	1,038.50	122,686,822.62
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		122,114,158	0	122,114,158		0
0 - 6 Months		0	0	0		0
7 - 12 Months		23,034,268	23,034,268	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		6,050,163	6,050,163	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-25	151,198,589	77,489,924	5,193,367	68,515,297	0	0
May-25	198,299,914	58,536,440	23,393,710	111,284,765	5,084,999	0
Apr-25	297,231,320	174,233,242	0	62,584,493	60,413,586	0
Mar-25	333,879,006	278,453,379	55,425,627	0	0	0
Feb-25	435,204,354	375,204,354	0	0	60,000,000	0
Jan-25	481,507,803	365,844,175	55,663,628	0	60,000,000	0
Dec-24	514,937,116	454,937,116	0	0	60,000,000	0
Nov-24	516,003,477	400,116,538	55,886,939	0	60,000,000	0
Oct-24	517,014,029	401,019,339	55,994,691	0	60,000,000	0
Sep-24	534,680,972	458,073,139	0	0	60,000,000	16,607,833
Aug-24	535,754,600	402,860,631	56,215,593	0	60,000,000	16,678,376
Jul-24	536,824,339	460,075,692	0	0	60,000,000	16,748,646
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	304050001	55,088,361.29	55,425,626.65	110,000,000.00	02/11/15	525,835.00	0.56050	03/31/25	04/01/25	239
3	304050003	44,953,796.94	45,062,507.84	76,700,000.00	01/23/15	7,477,008.55	2.20400	12/31/24	04/01/25	237
30	304050030	8,354,140.70	8,412,120.90	13,300,000.00	02/26/15	985,584.76	1.74760	12/31/24	04/05/25	239
45	304050045	5,072,795.24	5,109,900.97	9,100,000.00	09/17/14	237,791.00	0.61930	12/31/24	04/01/25	237
46	695100480	5,193,367.36	5,216,498.24	8,700,000.00	03/21/15	182,047.67	2.02690	03/31/25	05/06/25	239
56	304050056	3,451,696.23	3,460,168.02	6,500,000.00	03/02/15	88,082.25	1.38140	03/31/25	06/01/25	239
62	304050062	0.00	-	4,275,000.00	02/13/15	219,823.57	2.05780	12/31/24	04/01/25	I/O
Totals		122,114,157.76	122,686,822.62	228,575,000.00		9,716,172.80

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 27

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	304050001	OF	DC	07/05/24	6

06/04/25: Loan was transferred to Special Servicing on 07/05/24 for imminent payment default. Loan is secured by an 191,248 sf office building located in Washington, DC. Property is 58.81% occupied (as of 03/31/24). Borrower advised that the current m arket conditions have caused caused difficulty in being able to continue to support the property. Borrower has requested a DPO - negotiations pending. In addition, counsel has been engaged to dual track legal remedies.

3	304050003	MU	LA	04/10/25	98

06/05/2025: Loan transferred to Special Servicing 04/10/25 due to maturity default on 04/01/25. Collateral is a mixed use - office/retail/parking 33-story building with a net rentable area of 595,566 SF located at 400 Poydras Street, New Orleans,

LA 70130. Built in the year 1983 along with the separate 766-parking spaces facility located across the street from the office building. Occupancy as of 9/30/24 was 89.25%. Since Origination, the loan was structured with Hard Cash

Management. Borrower has asked for a loan extension/modification. Borrower request is under consideration.

30	304050030	SS	CA	04/15/25	2

06/04/2025 - Loan transferred to SS on 04/12/25 for maturity default as Borrower failed to pay the loan in full by loan maturity of 04/05/2025. Collateral consists of a 677-unit, 69,437 sf self-storage facility located at 343-345 Shaw Road South

San Fran cisco, CA. PNL was sent to the borrower on 05/5 along with a list of deliverables; however there has been no response to date. The Borrower has not provided a proposal to resolve the default, resulting in a resolution strategy of enforcement action includ ing but not limited to foreclosure and installation of a Receiver. Midland has engaged counsel to represent Midland and the trust in negotiations and documentation of the transaction.

45	304050045	LO	IN	04/07/25	2

6/2/2025 The subject collateral is the Hampton Inn Fort Wayne a 78-key, four story limited-service hotel located at 3520 East Dupont Road, less than eight miles north of downtown Fort Wayne. The loan transferred to Special Servicing on

4/7/2025 due to mat urity default. Special Servicer's engaged legal counsel has issued a default and demand letter. Borrower provided an executed Pre-Negotiation letter on 5/1/2025. Borrower has provided a terms sheet for refinance. Payoff quote was been issued. Continuing l egal process in the event the refinance does not close.

46	695100480	RT	CA	05/19/25	98

06/05/2025 - Loan transferred to special servicing effective 05/06/2025 due to the Borrower failing to payoff the loan upon its 05/06/2025 Maturity Date, which caused an EOD. The collateral property is comprised of 4 one story retail buildings spread ove r 2.2 acres located in Santa Clarita, CA. The property is in good overall condition, well maintained and as of 01/31/2025, the property was 88% occupied. The Borrower was in the process of but couldn't conclude the refinancing process by Maturity howeve r, the refi is scheduled to close 06/11/2025 and Servicer is expecting a full payoff. All other procedures are being followed for a new transfer and if the loan does not close, Servicer will pursue negotiations with

Borrower while dual tracking accelerat ion remedies.
56	304050056	RT	GA	06/03/25	0
Loan transferred is SS on 06/03/2025

© 2021 Computershare. All rights reserved. Confidential.						Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
62	304050062	RT	TX	04/07/25	98

06/05/2025 - Loan transferred to special servicing due to the Borrower failing to pay the loan off upon their 04/01/2025 maturity date. Loan is collateralized by a well performing single tenant CVS located in the Austin, TX. MSA suburb of Hutto.

The ten ant has a remaining lease term of 15 years and the Borrower reported they executed a PSA (which has been received by Lender) which contemplates a sales price of $3.6 million. The sale concluded as scheduled 05/23/2025 and payoff proceeds have been receiv ed that are sufficient to fulfill all outstanding loan proceeds. Funds are in the process of being applied.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	304050011	26,000,000.00	4.18000%	0.00	4.18000%	1	06/10/22	--	--
12	304050012	23,532,944.14	4.52700%	23,532,944.14	4.52700%	10	06/01/20	06/01/20	07/13/20
15	304050015	0.00	3.96000%	0.00	3.96000%	10	07/23/20	06/05/20	08/11/20
39	883100382	7,252,325.84	4.04000%	7,252,325.84	4.04000%	10	05/06/20	05/06/20	06/11/20
45	304050045	0.00	4.52000%	0.00	4.52000%	10	07/14/20	06/01/20	08/11/20
Totals		56,785,269.98		30,785,269.98
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
2	304050002	03/17/25	60,000,000.00	25,900,000.00	16,011,966.65	5,951,852.45	16,011,966.65	10,060,114.20	49,939,885.80	0.00	0.00	49,939,885.80	83.23%
6	304050006	09/17/21	30,403,204.60	36,000,000.00	0.00	778,935.79	31,182,140.39	30,403,204.60	0.00	0.00	0.00	0.00	0.00%
7	883100389	09/17/20	28,263,372.04	55,200,000.00	29,204,132.84	940,760.80	29,204,132.84	28,263,372.04	0.00	0.00	0.00	0.00	0.00%
10	303620001	10/18/24	16,607,833.01	9,100,000.00	5,977,660.37	2,091,109.83	5,977,660.37	3,886,550.54	12,721,282.47	0.00	0.00	12,721,282.47	47.68%
12	304050012	02/17/22	22,807,203.86	64,000,000.00	19,959,328.12	1,732,790.24	19,959,328.12	18,226,537.88	4,580,665.98	0.00	78,907.06	4,501,758.92	18.00%
38	883100391	07/16/21	7,450,202.27	8,100,000.00	8,226,657.37	776,455.10	8,226,657.37	7,450,202.27	0.00	0.00	0.00	0.00	0.00%
51	304050051	09/15/23	4,832,179.05	2,300,000.00	3,470,218.59	873,302.72	3,470,218.59	2,596,915.87	2,235,263.18	0.00	235,967.93	1,999,295.25	35.01%
62	304050062	06/17/25	2,650,000.00	4,275,000.00	2,725,621.74	56,030.45	2,725,621.74	2,669,591.29	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			2,650,000.00	4,275,000.00	2,725,621.74	56,030.45	2,725,621.74	2,669,591.29	0.00	0.00	0.00	0.00
Cumulative Totals			173,013,994.83	204,875,000.00	85,575,585.68	13,201,237.38	116,757,726.07	103,556,488.69	69,477,097.43	0.00	314,874.99	69,162,222.44

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
2	304050002	03/17/25	0.00	0.00	49,939,885.80	0.00	0.00	49,939,885.80	0.00	0.00	49,939,885.80
6	304050006	09/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	883100389	09/17/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	303620001	10/18/24	0.00	0.00	12,721,282.47	0.00	0.00	12,721,282.47	0.00	0.00	12,721,282.47
12	304050012	08/17/23	0.00	0.00	4,501,758.92	0.00	0.00	(78,907.06)	0.00	0.00	4,501,758.92
		02/17/22	0.00	0.00	4,580,665.98	0.00	0.00	4,580,665.98	0.00	0.00
38	883100391	07/16/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	304050051	03/15/24	0.00	0.00	1,999,295.25	0.00	0.00	(88,534.33)	0.00	0.00	1,999,295.25
		11/17/23	0.00	0.00	2,087,829.58	0.00	0.00	(147,433.60)	0.00	0.00
		09/15/23	0.00	0.00	2,235,263.18	0.00	0.00	2,235,263.18	0.00	0.00
62	304050062	06/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	69,162,222.44	0.00	0.00	69,162,222.44	0.00	0.00	69,162,222.44

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	11,883.12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	9,700.96	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	7,937.50	0.00
17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	278.97	0.00	0.00	0.00
30	0.00	0.00	3,318.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	1,094.69	0.00	0.00	0.00	0.00	0.00	651.22	0.00	0.00	0.00
62	0.00	0.00	(441.67)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	25,555.10	0.00	0.00	0.00	0.00	0.00	930.19	0.00	7,937.50	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		34,422.79

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27